Forfeiture Shares (Details) - shares		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Forfeiture Shares [Line Items]
Shares issued with respect forfeiture		2,875,000
Shares of received percentage		35.00%
Ordinary Shares were forfeited	646,875
PTK Sponsor [Member]
Forfeiture Shares [Line Items]
Shares issued with respect forfeiture		1,006,250